                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:        03/31/03
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            3i Investments Plc
            ------------------------------------------
Address:         91 Waterloo Road
            ------------------------------------------
                 London
            ------------------------------------------
                 SE1 8XP
            ------------------------------------------


Form 13F File Number:        28-
                          -------------

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:            Vipul Nagji
          --------------------------------------------
Title:           Operations Manager
          --------------------------------------------
Phone:           020 7975 3284
          --------------------------------------------

Signature, Place, and Date of Signing:

Vipul Nagji                        London, UK                   12(th) MAY 2003
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                      [Date]


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Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               0
                                              -----------------------

Form 13F Information Table Entry Total:          57
                                              -----------------------

Form 13F Information Table Value Total:          $106,732
                                              -----------------------
                                                 (thousands)


List of Other Included Managers: None

                                                              13F SCHEDULE


                   COLUMN 1                       COLUMN 2         COLUMN 3           COLUMN 4                COLUMN 5
                  --------                       --------         --------           --------        --------------------------
                                                                                        VALUE                               SH/
               NAME OF ISSUER                 TITLE OF CLASS        CUSIP             (X$1000)        SHRS OR PRN AMT       PRN
               --------------                 --------------        -----             --------        ---------------       ---
ALIGN TECHNOLOGIES INC                              COM           016255 10 1            2,742             453,200           SH
ALKERMES INC                                        COM           01642T 10 8            2,721             300,000           SH
AMGEN INC                                           COM           031162 10 0           14,157             246,000           SH
AMYLIN PARMACEUTICALS INC                           COM           032346 10 8            1,620             100,000           SH
APPLIED MOLECULAR EVOLUTION INC                     COM           03823E 10 8            1,643             593,067           SH
ATHEROGENICS INC                                    COM           047439 10 4            3,448             368,335           SH
AUTHORISZOR INC                                     COM           052673 10 0               -               68,800           SH
AVIGEN INC                                          COM           053690 10 3              325             111,000           SH
BIOGEN INC                                          COM           090597 10 5            1,498              50,000           SH
BIOMARIN PHARMACEUTICALS INC                        COM           09061G 10 1            1,441             127,000           SH
BIOPURE CORPORATION                                 CL A          09065H 10 5            3,627           1,086,013           SH
CARECENTRIC INC                                     COM           14166Y 10 6               11              20,625           SH
CELGENE CORPORATION                                 COM           151020 10 4            1,069              41,000           SH
CELL THERAPEUTICS INC                               COM           150934 10 7              829             100,000           SH
CEPHALON INC                                        COM           156708 10 9            1,038              26,000           SH
CORIXA CORP                                         COM           21887F 10 0            1,483             216,831           SH
CUBIST PHARMACEUTICALS INC                          COM           229678 10 7              240              30,000           SH
CURIS INC                                           COM           231269 10 1               51              64,291           SH
CYBERONICS INC                                      COM           23251P 10 2              856              40,000           SH
DAIRY MART CONVENIENCE STORES                       COM           233860 30 3               -               50,000           SH
ENZON INC                                           COM           293904 10 8              681              60,000           SH
GENENTECH INC                                       COM           368710 40 6            3,186              91,000           SH
GENTA INC                                           COM           37245M 20 7              999             140,000           SH
GENZYME CORPORATION                                 COM           372917 10 4            2,743              75,266           SH
GILEAD SCIENCES INC                                 COM           375558 10 3           10,078             240,000           SH
GLOBESPAN VIRATA INC                                COM           37957V 10 6            1,898             421,689           SH
HOLLIS-EDEN PARMACEUTICALS                          COM           435902 10 1              323              55,000           SH
ICOS CORPORATION                                    COM           449295 10 4            1,010              54,000           SH
IDEC PHARMACEUTICALS CORPORATION                    COM           449370 10 5            1,263              36,700           SH
ILEX ONCOLOGY INC                                   COM           451923 10 6              741              80,000           SH
ISIS PHARMACEUTICALS INC                            COM           464330 10 9              604             168,700           SH
LA JOLLA PHARMACEUTICALS INC                        COM           503459 10 9              372             220,000           SH
MAXYGEN INC                                         COM           577776 10 7              510              70,000           SH
MAYORS JEWELERS INC                                 COM           578462 10 3                4              15,000           SH
MEDIMMUNE INC                                       COM           584699 10 2            3,447             105,000           SH
MILLENIUM CHEMICALS INC                             COM           599903 10 1              107               9,197           SH
NEUROCRINE BIOSCIENCES INC                          COM           64125C 10 9            3,342              80,000           SH
NPS PHARMACEUTICALS INC                             COM           62936P 10 3            2,319             150,000           SH
OPENWAVE SYSTEMS INC                                COM           683718 10 0              136              95,613           SH
OSI PHARMACEUTICALS INC                             COM           671040 10 3            1,120              70,000           SH
PARTHUSCEVA INC                                     COM           70212E 10 6               76              24,225           SH
PROTEIN DESIGN LABS INC                             COM           74369L 10 3            1,342             181,300           SH
QLT INC                                             COM           746927 10 2              978              96,200           SH
SCIOS INC                                           COM           808905 10 3            3,525              80,000           SH
SEPRACOR INC                                        COM           817315 10 4              677              50,000           SH
SHIRE PHARMACEUTICALS GROUP PLC                     ADR           82481R 10 6            4,205             226,942           SH
TELETECH HOLDINGS INC                               COM           879939 10 6            2,664             490,564           SH
TELETECH HOLDINGS INC                            COM ESCROW       879939 10 6               -               41,270           SH
TELIK INC                                           COM           87959M 10 9              336              25,000           SH
TRANSKARYOTIC THERAPIES INC                         COM           893735 10 0              456              77,000           SH
TULARIK INC                                         COM           899165 10 4              321              63,500           SH
US INDUSTRIES INC                                   COM           912080 10 8               26               6,655           SH
VAXGEN INC                                        COM NEW         922390 20 8              122              40,000           SH
VERTEX PHARMACEUTICALS                              COM           92532F 10 0            1,460             131,252           SH
VICURON PHARMACEUTICALS INC                         COM           926471 10 3           16,016           1,533,975           SH
VISTA MED TECHNOLOGIES INC                          COM           928369 30 5               54              36,000           SH
XOMA LTD                                            ORD           G9825R 10 7              792             200,000           SH

                                                                                                                  COLUMN 8
                   COLUMN 1                            COLUMN 5       COLUMN 6          COLUMN 7               VOTING AUTHORITY
                   --------                            --------       --------          --------          --------------------------
                                                                     INVESTMENT         OTHER
               NAME OF ISSUER                           PCT/CALL     DISCRETION        MANAGERS           SOLE       SHARED     NONE
               --------------                           --------     ----------        --------           ----       ------     ----
ALIGN TECHNOLOGIES INC                                    N/A           SOLE              N/A             453,200
ALKERMES INC                                              N/A           SOLE              N/A             300,000
AMGEN INC                                                 N/A           SOLE              N/A             246,000
AMYLIN PARMACEUTICALS INC                                 N/A           SOLE              N/A             100,000
APPLIED MOLECULAR EVOLUTION INC                           N/A           SOLE              N/A             593,067
ATHEROGENICS INC                                          N/A           SOLE              N/A             368,335
AUTHORISZOR INC                                           N/A           SOLE              N/A              68,800
AVIGEN INC                                                N/A           SOLE              N/A             111,000
BIOGEN INC                                                N/A           SOLE              N/A              50,000
BIOMARIN PHARMACEUTICALS INC                              N/A           SOLE              N/A             127,000
BIOPURE CORPORATION                                       N/A           SOLE              N/A           1,086,013
CARECENTRIC INC                                           N/A           SOLE              N/A              20,625
CELGENE CORPORATION                                       N/A           SOLE              N/A              41,000
CELL THERAPEUTICS INC                                     N/A           SOLE              N/A             100,000
CEPHALON INC                                              N/A           SOLE              N/A              26,000
CORIXA CORP                                               N/A           SOLE              N/A             216,831
CUBIST PHARMACEUTICALS INC                                N/A           SOLE              N/A              30,000
CURIS INC                                                 N/A           SOLE              N/A              64,291
CYBERONICS INC                                            N/A           SOLE              N/A              40,000
DAIRY MART CONVENIENCE STORES                             N/A           SOLE              N/A              50,000
ENZON INC                                                 N/A           SOLE              N/A              60,000
GENENTECH INC                                             N/A           SOLE              N/A              91,000
GENTA INC                                                 N/A           SOLE              N/A             140,000
GENZYME CORPORATION                                       N/A           SOLE              N/A              75,266
GILEAD SCIENCES INC                                       N/A           SOLE              N/A             240,000
GLOBESPAN VIRATA INC                                      N/A           SOLE              N/A             421,689
HOLLIS-EDEN PARMACEUTICALS                                N/A           SOLE              N/A              55,000
ICOS CORPORATION                                          N/A           SOLE              N/A              54,000
IDEC PHARMACEUTICALS CORPORATION                          N/A           SOLE              N/A              36,700
ILEX ONCOLOGY INC                                         N/A           SOLE              N/A              80,000
ISIS PHARMACEUTICALS INC                                  N/A           SOLE              N/A             168,700
LA JOLLA PHARMACEUTICALS INC                              N/A           SOLE              N/A             220,000
MAXYGEN INC                                               N/A           SOLE              N/A              70,000
MAYORS JEWELERS INC                                       N/A           SOLE              N/A              15,000
MEDIMMUNE INC                                             N/A           SOLE              N/A             105,000
MILLENIUM CHEMICALS INC                                   N/A           SOLE              N/A               9,197
NEUROCRINE BIOSCIENCES INC                                N/A           SOLE              N/A              80,000
NPS PHARMACEUTICALS INC                                   N/A           SOLE              N/A             150,000
OPENWAVE SYSTEMS INC                                      N/A           SOLE              N/A              95,613
OSI PHARMACEUTICALS INC                                   N/A           SOLE              N/A              70,000
PARTHUSCEVA INC                                           N/A           SOLE              N/A              24,225
PROTEIN DESIGN LABS INC                                   N/A           SOLE              N/A             181,300
QLT INC                                                   N/A           SOLE              N/A              96,200
SCIOS INC                                                 N/A           SOLE              N/A              80,000
SEPRACOR INC                                              N/A           SOLE              N/A              50,000
SHIRE PHARMACEUTICALS GROUP PLC                           N/A           SOLE              N/A             226,942
TELETECH HOLDINGS INC                                     N/A           SOLE              N/A             490,564
TELETECH HOLDINGS INC                                     N/A           SOLE              N/A              41,270
TELIK INC                                                 N/A           SOLE              N/A              25,000
TRANSKARYOTIC THERAPIES INC                               N/A           SOLE              N/A              77,000
TULARIK INC                                               N/A           SOLE              N/A              63,500
US INDUSTRIES INC                                         N/A           SOLE              N/A               6,655
VAXGEN INC                                                N/A           SOLE              N/A              40,000
VERTEX PHARMACEUTICALS                                    N/A           SOLE              N/A             131,252
VICURON PHARMACEUTICALS INC                               N/A           SOLE              N/A           1,533,975
VISTA MED TECHNOLOGIES INC                                N/A           SOLE              N/A              36,000
XOMA LTD                                                  N/A           SOLE              N/A             200,000